SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012	Dec. 31, 2011 item	Dec. 31, 2010
SEGMENT INFORMATION AND REVENUE ANALYSIS
Number of business components	2
Number of operating segments	2
Number of reportable segments	2		1
Net revenues and long-lived assets by operating location
Net revenues		$ 359,031	$ 218,989	$ 146,579
Long-lived Assets	259,402	259,402	67,872	34,194
Greater China
Net revenues and long-lived assets by operating location
Net revenues		172,316	87,264	48,801
Long-lived Assets	197,559	197,559	37,405	21,991
Japan
Net revenues and long-lived assets by operating location
Net revenues		60,137	47,671	39,033
Long-lived Assets	2,743	2,743	1,996	2,076
United States
Net revenues and long-lived assets by operating location
Net revenues		75,306	49,271	33,992
Long-lived Assets	31,729	31,729	19,922	2,987
Europe
Net revenues and long-lived assets by operating location
Net revenues		5,996	5,110	3,773
Long-lived Assets	3,387	3,387
Asia South
Net revenues and long-lived assets by operating location
Net revenues		45,276	29,673	20,980
Long-lived Assets	$ 23,984	$ 23,984	$ 8,549	$ 7,140